CONSOLIDATED STATEMENTS OF OPERATIONS - (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Of Operations [Line Items]
Share-based payment expense	$ 707,087	$ 385,732	$ 313,395
Cost of revenues
Statement Of Operations [Line Items]
Share-based payment expense	44,848	24,739	19,787
Amortization charge	22,694	22,394	29,509
Research and development
Statement Of Operations [Line Items]
Share-based payment expense	437,607	253,328	204,150
Amortization charge	374	168	166
Marketing and sales
Statement Of Operations [Line Items]
Share-based payment expense	109,338	46,978	41,960
Amortization charge	9,330	9,192	12,860
General and administrative
Statement Of Operations [Line Items]
Share-based payment expense	$ 115,294	$ 60,687	$ 47,498